N-2	6 Months Ended
Jun. 30, 2026 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0002074612
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	LibreMax Asset-Backed Income Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund seeks to provide attractive risk-adjusted returns and generate current income. The Fund seeks to achieve its investment objective by allocating primarily to a wide array of private asset-backed credit and securitized debt investments. To pursue its investment objective, the Fund will invest in private asset-backed finance products (“Private ABF Investments”) and traded structured credit products (“Traded Securitizations”) and other credit related investments that provide exposure to asset-backed investments (collectively, with Private ABF Investments and Traded Securitizations, “ABF Investments”). In contrast to Traded Securitizations, Private ABF Investments do not trade on an organized market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in securities and other investments that the Investment Manager believes are, at the time of investment, considered to be ABF Investments (the “80% Policy”). The Fund will seek to achieve its investment objective by investing in a wide array of ABF Investments such as loans, leases, mortgages, and other receivables across a broad range of asset classes.

Risk Factors [Table Text Block]

5.      Risk Considerations

The Fund’s investment activities expose it to various types of risk, both on and off balance sheet, which are associated with the financial instruments and markets in which it invests. In the ordinary course of business, the Fund manages a variety of risks, including market risk and credit risk. The Fund identifies, measures and monitors risk through various control mechanisms, including trading limits. The following summary is not intended to be a comprehensive summary of all risks inherent in investing in the Fund and reference should be made to the Fund’s Prospectus and Statement of Additional Information.

Investing in the Fund’s shares is subject to risks, including the risks set forth in the “Risk Factors” section of the prospectus, which include, but are not limited to the following:

Debt Securities Risk

The Fund may invest directly or indirectly in debt securities (including loans), including debt securities issued by alternative lending platforms or companies that own or operate alternative lending platforms. The Fund may have exposure to the debt securities of U.S. or foreign issuers. These debt securities may have fixed or floating interest rates; may or may not be collateralized; and may be below investment grade or unrated but judged by the Investment Manager to be of comparable quality (debt securities that are below investment grade are commonly called “junk bonds”). Debt securities are fixed or variable/floating-rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Debt is generally used by corporations, individuals, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Some debt securities are “perpetual” in that they have no maturity date. The Fund has no limits as to the maturity of debt securities in which it invests directly or indirectly. Such investments may be within any maturity range (short, medium or long) depending on the Investment Manager’s evaluation of investment opportunities available within the debt securities market. Similarly, the Fund has no limits as to the market capitalization range of the issuers. A debt investment made by the Fund could take many forms, including a loan, convertible note, credit line or other extension of credit made by the Fund.

Asset-Backed Securities Risk

The Fund expects to invest in asset-backed securities (“ABS”), which are securities backed by assets such as mortgages (including residential or commercial mortgages), trade claims, equipment leases, auto loans, installment sale contracts, credit card and/or other receivables, collateralized debt obligations or other assets. ABS are “pass-through” securities, meaning that principal and interest payments, net of expenses, made by the borrower on the underlying assets are passed through to the Fund.

Collateralized Debt Obligations Risk

There are a variety of different types of collateralized debt obligations (“CDOs”), including CDOs collateralized by trust preferred securities and asset-backed securities and CDOs collateralized by corporate loans and debt securities called collateralized loan obligations (“CLOs”). CDOs may issue several types of securities, including CDO and CLO equity, multi-sector CDO equity, trust preferred CDO equity and CLO debt. CDOs are subject to credit, liquidity and interest rate risks, which are each discussed in greater detail above. The CDO equity may be unrated or non-investment grade. As a holder of CDO equity, the Fund will have limited remedies available upon the default of the CDO. The Fund may be unable to find a sufficient number of attractive opportunities to meet their investment objective or fully invest their committed capital. For example, from time to time, the market for CDO transactions has been adversely affected by a decrease in the availability of senior and subordinated financing for transactions, in part in response to regulatory pressures on providers of financing to reduce or eliminate their exposure to such transactions. CDOs often invest in concentrated portfolios of assets. The concentration of an underlying portfolio in any one obligor would subject the related CDOs to a greater degree of risk with respect to defaults by such obligor and the concentration of a portfolio in any one industry would subject the related CDOs to a greater degree of risk with respect to economic downturns relating to such industry.

Leverage Risk

The Fund’s use of leverage creates the opportunity for increased net income to Common Shares, but also creates special risks for shareholders. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. If shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs to the Fund of leverage (including interest expenses on reverse repurchase agreements, dollar rolls and borrowings and the dividend rate on any outstanding preferred shares) could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing returns to shareholders. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by the shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Common Shares. Therefore, the Fund’s use of leverage may result in losses. In addition, any preferred shares issued by the Fund are expected to pay cumulative dividends, which may tend to increase leverage risk.

Interest Rate Risk

Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for bonds. When interest rates increase this may result in a decrease in the value of debt securities held by the Fund. Conversely, as interest rates decrease, MBS prices typically do not rise as much as the prices of comparable bonds. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. Changes in interest rates also affect the rate at which the loans and receivables underlying the Fund’s investments are prepaid. When interest rates decline, borrowers may prepay more quickly than anticipated, requiring the Fund to reinvest proceeds at lower prevailing rates and reducing the yield on the Fund’s portfolio. When interest rates rise, prepayments may slow, extending the expected life of an investment, increasing its sensitivity to further rate changes and reducing the Fund’s ability to reinvest at higher rates. A significant portion of the Fund’s investments bears interest at floating rates determined by reference to the Secured Overnight Financing Rate or the Euro Interbank Offered Rate, and the income the Fund receives on those investments will vary with changes in those reference rates.

Repurchase Offer Risk

Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), increased portfolio turnover and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. To the extent the Fund employs investment leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income.

Valuation Risk

A high portion of the securities in which the Fund invests will be less liquid, and more difficult to value than other types of securities, including due to unavailability or unreliability of third-party pricing information and acts or omissions of service providers to the Fund. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. See “How Fund Shares are Priced.” Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

Closed-end Interval Fund; Liquidity Risks

The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Common Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Common Shares at NAV, the number of Common Shares tendered in connection with a repurchase offer may exceed the number of Common Shares the Fund has offered to repurchase, in which case not all of the Common Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Common Shares. Hence, a shareholder may not be able to sell their Common Shares when and/or in the amount that they desire.

Real Estate and Mortgage-Backed Securities Risk

The Fund invests in loans, preferred equity and other interests secured by, or whose performance depends upon, real property. The value of these investments is subject to the risks generally associated with the ownership and operation of real estate, including changes in general and local economic conditions, the supply of and demand for properties, competition, the financial condition of tenants and borrowers, changes in operating costs, construction and lease-up risk, the availability and cost of mortgage financing, changes in interest rates, environmental liabilities, casualty and condemnation losses, and changes in zoning, tax and other governmental requirements. Real property is illiquid and may not be able to be sold at a time or price that the Fund considers advantageous.

Mortgage and Mezzanine Investments Risk

The Fund invests in mezzanine loans and preferred equity interests that are subordinate to senior mortgage indebtedness on the underlying property and, in the case of preferred equity, do not benefit from a mortgage lien. In the event of a default, the Fund’s remedies may be limited to an equity pledge or to rights exercisable only after the senior lender has been satisfied in full, and the Fund may be required to protect its position by curing defaults on the senior debt or acquiring the senior position, which may require capital the Fund does not have available. Recovery on these investments depends on the value of the underlying property exceeding the senior indebtedness, and the Fund may recover less than its investment or nothing at all.

Underlying Default Risk

Certain of the Fund’s investments are, or may become, in default or non-performing. An obligor may fail to make scheduled payments of principal or interest, may fail to repay an investment at its stated maturity, or may breach financial or other covenants. The Fund may cease accruing interest on an investment where collection is not reasonably assured, which will reduce the Fund’s net investment income. Enforcing the Fund’s rights may involve restructuring negotiations, forbearance or foreclosure proceedings that are lengthy and costly, the outcome of which is uncertain, and during which the Fund may receive no return on its investment. Where the Fund agrees to modify the terms of an investment, including by extending maturity, reducing or deferring the rate of return or accepting payment in kind, the value of the investment may be adversely affected.

Aircraft and Aviation Industry Risk

The Fund holds interests in joint ventures whose assets consist of commercial aircraft and aircraft-related receivables. The value of these interests depends on the demand for air travel and air cargo, the financial condition of lessees, the residual value and remaining useful life of the aircraft, maintenance and technical condition, the cost and availability of fuel, and regulatory requirements including airworthiness directives and environmental standards. The aviation industry is cyclical and has historically been sensitive to economic downturns, geopolitical events, public health emergencies and changes in fuel prices. Aircraft are specialized assets for which the market of potential purchasers is limited, and the Fund may be unable to dispose of its interests at a time or price it considers advantageous.

Specialty Finance Assets Risk

The Fund may invest in a wide variety of specialty finance loans, including but not limited to automobile purchases, equipment finance, transportation leasing or real estate financing. These investments may be structured as direct loans or as other financial instruments, including but not limited to home equity investments (“HEIs”). Any return on such HEIs is contingent and will be dependent on various factors, such as the timing of a realization event, as well as on the value of the related property at the time of settlement. Unlike a mortgage loan, the homeowner does not have an obligation to pay any monthly or other periodic interest or principal payments or to repay the investment amount under the HEI and the Fund would not receive any revenue (via asset appreciation) on an HEI unless a realization event occurs.

Illiquidity Risk

A substantial portion of the Fund’s assets consists of investments for which no public market exists and which are subject to legal or contractual restrictions on transfer. These investments may not be able to be sold at the time or on the terms the Fund considers advantageous, and may have to be held for an extended period or sold at a discount to their carrying value. The Fund is required to offer to repurchase its shares on a quarterly basis, and illiquidity in the portfolio may require the Fund to hold a greater proportion of its assets in liquid investments than it otherwise would, to sell more liquid investments at inopportune times in order to fund repurchases, or to use borrowings to meet repurchase obligations. Any of these outcomes may adversely affect the Fund’s investment performance and the value of an investment in the Fund.

Concentration and Non-Diversification Risk

The Fund is classified as non-diversified under the 1940 Act, which means that it may invest a greater portion of its assets in the obligations of a single issuer or a small number of issuers than a diversified fund. The Fund may also have significant exposure to a single sponsor, originator or servicer across multiple investments and across different levels of a capital structure. As a result, the Fund’s net asset value may be more sensitive to developments affecting a single issuer, sponsor or sector than would be the case for a more broadly diversified fund, and a single adverse development may have a disproportionate effect on the Fund.

Foreign Currency Risk

The Fund holds investments denominated in currencies other than the U.S. dollar and may enter into foreign currency transactions, including futures and forward contracts, to hedge that exposure. The value of these investments will be affected by changes in currency exchange rates, which may be volatile and may be influenced by interest rates, monetary policy, capital controls, political developments and market sentiment. Hedging transactions may not be effective, may not be available at an acceptable cost, and may themselves give rise to losses. The Fund may also incur costs in converting currencies and may experience delays in settlement.

Effects of Leverage [Text Block]

9.      Leverage

The Fund is permitted to obtain leverage using any form of financial leverage instruments, including funds borrowed from banks or other financial institutions, credit facilities, margin facilities, notes or preferred stock and leverage attributable to reverse repurchase agreements or similar transactions. During the period ended June 30, 2026, the Fund engaged in leverage through reverse repurchase agreements. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Proceeds from securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. Reverse repurchase agreements create leverage and subject the Fund to leverage risk, including the risk of magnified losses.

As of June 30, 2026, the Fund had the following reverse repurchase agreements outstanding:

Counterparty	Average Borrowing Rate	Borrowing Date	Maturity Date*	Net Closing Amount	Amount Borrowed
Bank of America	4.55%	Various	Various	$13,253,696	$13,153,000
Deutsche Bank	4.45%	Various	Various	46,826,793	46,494,678
J.P. Morgan Securities Inc.	4.46%	Various	Various	2,486,816	2,468,940
RBC Capital Markets	4.55%	Various	Various	41,351,958	41,147,000

____________

*        Weighted average maturity is 52 days.

The Fund incurred interest expense of $462,289.

As of June 30, 2026, the fair value of securities pledged as collateral for reverse repurchase agreements were $135.4 million, as noted in the Schedule of Investments. For the period ended June 30, 2026, the average quarterly balance and average interest rate in effect for reverse repurchase agreements were $52.5 million and 4.51%. respectively. The carrying value of borrowings under the reverse repurchase agreement approximates fair value due to the short term nature of these transactions. The fair value was determined using Level 2 inputs in the fair value hierarchy.

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater Than 90 Days	Total
Asset Backed Securities	$—	$27,405,940	$37,159,000	$19,393,678	$83,958,618
Mortgage Backed Securities	—	2,989,000	9,040,000	7,276,000	19,305,000

Below is the gross and net information about instruments and transactions eligible for offset in the consolidated Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement.

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Collateral
				Non-Cash Collateral (Pledged)/ Received(1)	Cash Collateral (Pledged)/ Received(1)	Net Amount
Reverse Repurchase Agreements	$103,263,618	$—	$103,263,618	$103,263,618	$—	$—

____________

(1)      Refer to the Schedule of Investments for the securities pledged as collateral. The value of these securities is $135.4 million. Excess collateral pledged to the individual counterparty is not shown for financial statement purposes

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default of the Fund (such as bankruptcy or insolvency), to offset payables under the MRA with collateral held with the counterparty and create one single net payment from the Fund. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. In the event the buyer of securities (i.e. the MRA counterparty) under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

NAV Per Share | $ / shares	$ 10.01
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	290,373,676
Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Securities Risk

The Fund may invest directly or indirectly in debt securities (including loans), including debt securities issued by alternative lending platforms or companies that own or operate alternative lending platforms. The Fund may have exposure to the debt securities of U.S. or foreign issuers. These debt securities may have fixed or floating interest rates; may or may not be collateralized; and may be below investment grade or unrated but judged by the Investment Manager to be of comparable quality (debt securities that are below investment grade are commonly called “junk bonds”). Debt securities are fixed or variable/floating-rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Debt is generally used by corporations, individuals, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Some debt securities are “perpetual” in that they have no maturity date. The Fund has no limits as to the maturity of debt securities in which it invests directly or indirectly. Such investments may be within any maturity range (short, medium or long) depending on the Investment Manager’s evaluation of investment opportunities available within the debt securities market. Similarly, the Fund has no limits as to the market capitalization range of the issuers. A debt investment made by the Fund could take many forms, including a loan, convertible note, credit line or other extension of credit made by the Fund.

Asset-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset-Backed Securities Risk

The Fund expects to invest in asset-backed securities (“ABS”), which are securities backed by assets such as mortgages (including residential or commercial mortgages), trade claims, equipment leases, auto loans, installment sale contracts, credit card and/or other receivables, collateralized debt obligations or other assets. ABS are “pass-through” securities, meaning that principal and interest payments, net of expenses, made by the borrower on the underlying assets are passed through to the Fund.

Collateralized Debt Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Collateralized Debt Obligations Risk

There are a variety of different types of collateralized debt obligations (“CDOs”), including CDOs collateralized by trust preferred securities and asset-backed securities and CDOs collateralized by corporate loans and debt securities called collateralized loan obligations (“CLOs”). CDOs may issue several types of securities, including CDO and CLO equity, multi-sector CDO equity, trust preferred CDO equity and CLO debt. CDOs are subject to credit, liquidity and interest rate risks, which are each discussed in greater detail above. The CDO equity may be unrated or non-investment grade. As a holder of CDO equity, the Fund will have limited remedies available upon the default of the CDO. The Fund may be unable to find a sufficient number of attractive opportunities to meet their investment objective or fully invest their committed capital. For example, from time to time, the market for CDO transactions has been adversely affected by a decrease in the availability of senior and subordinated financing for transactions, in part in response to regulatory pressures on providers of financing to reduce or eliminate their exposure to such transactions. CDOs often invest in concentrated portfolios of assets. The concentration of an underlying portfolio in any one obligor would subject the related CDOs to a greater degree of risk with respect to defaults by such obligor and the concentration of a portfolio in any one industry would subject the related CDOs to a greater degree of risk with respect to economic downturns relating to such industry.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk

The Fund’s use of leverage creates the opportunity for increased net income to Common Shares, but also creates special risks for shareholders. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. If shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs to the Fund of leverage (including interest expenses on reverse repurchase agreements, dollar rolls and borrowings and the dividend rate on any outstanding preferred shares) could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing returns to shareholders. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by the shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Common Shares. Therefore, the Fund’s use of leverage may result in losses. In addition, any preferred shares issued by the Fund are expected to pay cumulative dividends, which may tend to increase leverage risk.

Interests Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for bonds. When interest rates increase this may result in a decrease in the value of debt securities held by the Fund. Conversely, as interest rates decrease, MBS prices typically do not rise as much as the prices of comparable bonds. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. Changes in interest rates also affect the rate at which the loans and receivables underlying the Fund’s investments are prepaid. When interest rates decline, borrowers may prepay more quickly than anticipated, requiring the Fund to reinvest proceeds at lower prevailing rates and reducing the yield on the Fund’s portfolio. When interest rates rise, prepayments may slow, extending the expected life of an investment, increasing its sensitivity to further rate changes and reducing the Fund’s ability to reinvest at higher rates. A significant portion of the Fund’s investments bears interest at floating rates determined by reference to the Secured Overnight Financing Rate or the Euro Interbank Offered Rate, and the income the Fund receives on those investments will vary with changes in those reference rates.

Repurchase Offer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offer Risk

Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), increased portfolio turnover and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. To the extent the Fund employs investment leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk

A high portion of the securities in which the Fund invests will be less liquid, and more difficult to value than other types of securities, including due to unavailability or unreliability of third-party pricing information and acts or omissions of service providers to the Fund. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. See “How Fund Shares are Priced.” Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

Closed-end Interval Fund; Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-end Interval Fund; Liquidity Risks

The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Common Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Common Shares at NAV, the number of Common Shares tendered in connection with a repurchase offer may exceed the number of Common Shares the Fund has offered to repurchase, in which case not all of the Common Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Common Shares. Hence, a shareholder may not be able to sell their Common Shares when and/or in the amount that they desire.

Real Estate and Mortgage-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate and Mortgage-Backed Securities Risk

The Fund invests in loans, preferred equity and other interests secured by, or whose performance depends upon, real property. The value of these investments is subject to the risks generally associated with the ownership and operation of real estate, including changes in general and local economic conditions, the supply of and demand for properties, competition, the financial condition of tenants and borrowers, changes in operating costs, construction and lease-up risk, the availability and cost of mortgage financing, changes in interest rates, environmental liabilities, casualty and condemnation losses, and changes in zoning, tax and other governmental requirements. Real property is illiquid and may not be able to be sold at a time or price that the Fund considers advantageous.

Mortgage and Mezzanine Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mortgage and Mezzanine Investments Risk

The Fund invests in mezzanine loans and preferred equity interests that are subordinate to senior mortgage indebtedness on the underlying property and, in the case of preferred equity, do not benefit from a mortgage lien. In the event of a default, the Fund’s remedies may be limited to an equity pledge or to rights exercisable only after the senior lender has been satisfied in full, and the Fund may be required to protect its position by curing defaults on the senior debt or acquiring the senior position, which may require capital the Fund does not have available. Recovery on these investments depends on the value of the underlying property exceeding the senior indebtedness, and the Fund may recover less than its investment or nothing at all.

Underlying Default Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Underlying Default Risk

Certain of the Fund’s investments are, or may become, in default or non-performing. An obligor may fail to make scheduled payments of principal or interest, may fail to repay an investment at its stated maturity, or may breach financial or other covenants. The Fund may cease accruing interest on an investment where collection is not reasonably assured, which will reduce the Fund’s net investment income. Enforcing the Fund’s rights may involve restructuring negotiations, forbearance or foreclosure proceedings that are lengthy and costly, the outcome of which is uncertain, and during which the Fund may receive no return on its investment. Where the Fund agrees to modify the terms of an investment, including by extending maturity, reducing or deferring the rate of return or accepting payment in kind, the value of the investment may be adversely affected.

Aircraft and Aviation Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Aircraft and Aviation Industry Risk

The Fund holds interests in joint ventures whose assets consist of commercial aircraft and aircraft-related receivables. The value of these interests depends on the demand for air travel and air cargo, the financial condition of lessees, the residual value and remaining useful life of the aircraft, maintenance and technical condition, the cost and availability of fuel, and regulatory requirements including airworthiness directives and environmental standards. The aviation industry is cyclical and has historically been sensitive to economic downturns, geopolitical events, public health emergencies and changes in fuel prices. Aircraft are specialized assets for which the market of potential purchasers is limited, and the Fund may be unable to dispose of its interests at a time or price it considers advantageous.

Specialty Finance Assets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Specialty Finance Assets Risk

The Fund may invest in a wide variety of specialty finance loans, including but not limited to automobile purchases, equipment finance, transportation leasing or real estate financing. These investments may be structured as direct loans or as other financial instruments, including but not limited to home equity investments (“HEIs”). Any return on such HEIs is contingent and will be dependent on various factors, such as the timing of a realization event, as well as on the value of the related property at the time of settlement. Unlike a mortgage loan, the homeowner does not have an obligation to pay any monthly or other periodic interest or principal payments or to repay the investment amount under the HEI and the Fund would not receive any revenue (via asset appreciation) on an HEI unless a realization event occurs.

Illiquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquidity Risk

A substantial portion of the Fund’s assets consists of investments for which no public market exists and which are subject to legal or contractual restrictions on transfer. These investments may not be able to be sold at the time or on the terms the Fund considers advantageous, and may have to be held for an extended period or sold at a discount to their carrying value. The Fund is required to offer to repurchase its shares on a quarterly basis, and illiquidity in the portfolio may require the Fund to hold a greater proportion of its assets in liquid investments than it otherwise would, to sell more liquid investments at inopportune times in order to fund repurchases, or to use borrowings to meet repurchase obligations. Any of these outcomes may adversely affect the Fund’s investment performance and the value of an investment in the Fund.

Concentration and Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration and Non-Diversification Risk

The Fund is classified as non-diversified under the 1940 Act, which means that it may invest a greater portion of its assets in the obligations of a single issuer or a small number of issuers than a diversified fund. The Fund may also have significant exposure to a single sponsor, originator or servicer across multiple investments and across different levels of a capital structure. As a result, the Fund’s net asset value may be more sensitive to developments affecting a single issuer, sponsor or sector than would be the case for a more broadly diversified fund, and a single adverse development may have a disproportionate effect on the Fund.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Risk

The Fund holds investments denominated in currencies other than the U.S. dollar and may enter into foreign currency transactions, including futures and forward contracts, to hedge that exposure. The value of these investments will be affected by changes in currency exchange rates, which may be volatile and may be influenced by interest rates, monetary policy, capital controls, political developments and market sentiment. Hedging transactions may not be effective, may not be available at an acceptable cost, and may themselves give rise to losses. The Fund may also incur costs in converting currencies and may experience delays in settlement.